STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Accumulated Other Comprehensive Income) [Abstract]
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax		$ (6)	$ (6)	$ (5)	$ (4)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax		10	10	10	5
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax		(507)	(548)	(410)	(507)
Accumulated other comprehensive loss		(503)	(544)	(405)	$ (506)
Translation adjustments and unrealized losses on securities	[1],[2]	0	(1)	(1)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	[1],[2]	0	0	0
Other Comprehensive Income (Loss), Pension and Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax, Portion Attributable to Parent	[1],[2]	3	(162)	67
Other Comprehensive Income (Loss), Net of Tax, Amount Attributable to Parent, Before Reclassification Adjustments	[1],[2]	3	(163)	66
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	[3]	0	0	5
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	[3]	38	24	30
Other Comprehensive Income (Loss), Net of Tax, Amount Attributable to Parent, Reclassification Adjustments	[3]	38	24	35
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax		(7)	(252)	126
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax				33
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized (Gain) Loss Arising During Period, Tax		2	89	(37)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, before Reclassification Adjustments, Tax		$ 16	$ 14	$ 17

[1]	Includes net actuarial gains (losses), net of noncontrolling interest, totaling $126 million for 2013, $(252) million for 2014 and $(7) million for 2015. The year 2013 also included $33 million for prior service costs.
[2]	Includes tax (provision) benefits totaling $(37) million for 2013, $89 million for 2014 and $2 million for 2015.
[3]	Includes amortization primarily related to actuarial losses, net of taxes of $17 million for 2013, $14 million for 2014 and $16 million for 2015.